COLT 2024-5 Mortgage Loan Trust ABS-15G

Exhibit 99.27

Loan ID	Seller Loan ID	Deal ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	4350108980	XXXX	B	B	B	B	A	A	A	A	Closed	FCRE1254	XXXX	XXXX	Waived	2 - Non-Material	B	B	Credit	Title	Property Title Issue	Waived-Multi level entity. Closed in XXXX which is owned by XXXX. Client is 100% owner. Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/12/2024		Waived-Multi level entity. Closed in XXXX which is owned by XXXX. Client is 100% owner. Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/12/2024	Qualifying FICO score is at least 20 points above minimum for program - Score is 757 vs program min of 680 Months Reserves exceed minimum required - Reserves are 330.95 mo's vs program min of 3 mo's.	Reserves 12+ months more than requirement. 330.95 mo's vs program min of 3 mo's.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	NJ	Investment	Purchase	NA	Originator Post-Close	No	1975928